Risk Report - Impaired loans, allowance for loan losses and coverage ratios by business division (Tables)	12 Months Ended
Dec. 31, 2017
Impaired Loans, Allowance and Coverage Ratio by Business Division [Abstract]
Impaired loans, allowance for loan losses and coverage ratios by business division [text block table]

Impaired loans, allowance for loan losses and coverage ratios by business division

	Dec 31, 2017			Dec 31, 2016			2017 increase (decrease) from 2016
in € m.	Impaired loans	Loan loss allowance	Impaired loan coverage ratio	Impaired loans	Loan loss allowance	Impaired loan coverage ratio	Impaired loans	Impaired loan coverage ratio in ppt
Corporate & Investment Bank	2,517	1,565	62%	3,007	1,893	63%	(490)	(0)
Private & Commercial Bank	3,717	2,355	63%	3,646	2,217	61%	71	0
Deutsche Asset Management	0	0	N/M	0	1	N/M [1]	0	N/M
Non-Core Operations Unit[2]	0	0	N/M	794	462	58%	(794)	N/M
thereof: assets reclassi- fied to loans and receiva- bles according to IAS 39	0	0	N/M	92	69	75%	(92)	N/M
Consolidation & Adjustments	1	1	N/M [1]	0	4	N/M [1]	0	N/M
Total	6,234	3,921	63%	7,447	4,546	61%	(1,213)	0

N/M – not meaningful.

[1]Allowance in Consolidation & Adjustments and Other and Deutsche Asset Management fully consists of collectively assessed allowance for non-impaired loans.

[2]From 2017 onwards, Non-Core Operations Unit (NCOU) ceased to exist as a standalone division. The remaining impaired assets and the corresponding loan loss allowance as of December 31, 2016 are now managed by the corresponding core operating segments, predominantly Private & Commercial Bank.

[3]2016 Impaired loans and Loan loss allowance numbers have been restated to reflect restructuring of business areas.